Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Schedule of property, plant and equipment
		December 31, 2022			December 31, 2021
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
IT equipment	10% - 33%	80,262	(43,294)	36,968	44,181	(27,565)	16,615
Furniture, equipment and fittings	10% - 33%	60,920	(36,818)	24,102	38,116	(29,726)	8,390
Property, buildings and improvements	5%-20%	53,027	(40,381)	12,646	54,508	(36,636)	17,872
In progress	-	4,494	-	4,494	677	-	677
Right of use assets	6%-33%	257,034	(137,948)	119,086	251,694	(109,957)	141,737
Land	-	391	-	391	391	-	391
Total		456,128	(258,441)	197,688	389,567	(203,885)	185,682

Schedule of changes in property, plant and equipment

Changes in property, plant and equipment are as follows:

	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets (i)	Land	Total
As of December 31, 2021	16,615	8,390	17,872	677	141,737	391	185,682
Additions	35,086	21,571	657	3,829	12,002	-	73,145
Additions through business combinations	54	12	-	6	-	-	72
Disposals / Cancelled contracts	-	(6)	-	(18)	(3,796)	-	(3,820)
Depreciation	(15,727)	(5,379)	(5,428)	-	(30,857)	-	(57,391)
Transfers	941	(486)	(455)	-	-	-	-
As of December 31, 2022	36,968	24,102	12,646	4,494	119,086	391	197,688

(i)

Refers to recognition of new lease agreements of R$ 12,002 which the Company considers as part of its digital learning solutions through computer tablets that have been part of current learning system solutions. See the corresponding lease liabilities in Note 17.

	IT equipment	Furniture, equipment and fittings	Property, buildings and improvements	In progress	Right of use assets	Land	Total
As of December 31, 2020	1,479	9,908	19,978	315	159,873	453	192,006
Additions (i)	16,105	1,028	597	2,732	25,513	-	45,975
Additions through business combinations	1,041	835	135	-	-	-	2,011
Renegotiation (ii)	-	-	-	-	(12,439)	-	(12,439)
Disposals / Cancelled contracts	-	(124)	-	-	(3,286)	-	(3,410)
Depreciation	(2,010)	(3,319)	(5,208)	-	(27,924)	-	(38,461)
Transfers	-	62	2,370	(2,370)	-	(62)	-
As of December 31, 2021	16,615	8,390	17,872	677	141,737	391	185,682

(i)

Refers substantially to recognition of new lease agreements of R$ 25,513 which the Company considers as part of its digital learning solutions through computer tablets that have been part of current learning system solutions. See the corresponding lease liabilities in Note 17.

(ii)	The Company returned part of the São José dos Campos warehouse to the lessor in September 2021, maintaining the lease agreement and term, changing only in the subsequent lease installments leading to the reversal adjustments of the right-of-use asset and corresponding lease liabilities.